GENERAL	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
1. GENERAL

Organization and Business Nature

Nostalgia Family Brands, Inc. (the "Company") is a Delaware Corporation organized on November 5, 2010 and began developing its plan of operations during the first quarter 2011. The Company aims to develop the web site "nostalgiafamilybrands.com". The Company's business model consists of plans to manufacture products that had been popular in the 1950's and 1960's and perhaps other decades, but have been discontinued. The specific product categories include candy, food and personal hygiene products. Examples of the proposed products include: Bit-O-Licorice, Hollywood Candy Bars, Hydrox Cookies, Puffa Puffa Rice Cereal, Chipso Laundry Soap and Stopette Deodorant. These items represent some of the products that the older generations enjoyed that the Company intends to target to make available once again at retail supermarkets and drug stores.

The Company has not generated any revenues from operations and can give no assurance of any future revenues. The Company will require substantial additional funding to initiate and develop its operations. There is no assurance that the Company will be able to obtain sufficient additional funds when needed, or that such funds, if available, will be obtainable on terms satisfactory to the Company.

Organization and Business Nature

Nostalgia Family Brands, Inc. (the “Company”) is a Delaware Corporation organized on November 5, 2010 and began developing its plan of operations during the first quarter 2011. The Company aims to develop the web site “nostalgiafamilybrands.com”. The Company’s business model consists of plans to manufacture products that had been popular in the 1950’s and 1960’s and perhaps other decades, but have been discontinued. The specific product categories include candy, food and personal hygiene products. Examples of the proposed products include: Bit-O-Licorice, Hollywood Candy Bars, Hydrox Cookies, Puffa Puffa Rice Cereal, Chipso Laundry Soap and Stopette Deodorant. These items represent some of the products that the older generations enjoyed that the Company intends to target to make available once again at retail supermarkets and drug stores.

The Company has not generated any revenues from operations and can give no assurance of any future revenues. The Company will require substantial additional funding to initiate and develop its operations. There is no assurance that the Company will be able to obtain sufficient additional funds when needed, or that such funds, if available, will be obtainable on terms satisfactory to the Company.